Loans - Loan Portfolios (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans [Abstract]
Loans	$ 3,465,352	$ 2,905,045
Allowance for Credit Losses	(52,435)	(47,252)	$ (35,429)	$ (26,148)
Loans outstanding, net	3,412,917	2,857,793
Commercial
Loans [Abstract]
Loans	1,466,853	1,203,581
Allowance for Credit Losses	(13,817)	(11,519)	(7,401)	(7,922)
Commercial | Commercial and industrial
Loans [Abstract]
Loans	732,463	593,112
Commercial | Commercial real estate
Loans [Abstract]
Loans	734,390	610,469
Mortgage
Loans [Abstract]
Loans	1,368,409	1,139,659
Allowance for Credit Losses	(21,633)	(19,221)	(6,998)	(8,216)
Mortgage | 1-4 family owner occupied - jumbo
Loans [Abstract]
Loans	752,563	541,023
Mortgage | 1-4 family owner occupied - non-jumbo
Loans [Abstract]
Loans	285,632	266,410
Mortgage | 1-4 family non-owner occupied
Loans [Abstract]
Loans	183,100	194,852
Mortgage | 1-4 family - 2nd lien
Loans [Abstract]
Loans	105,277	88,729
Mortgage | Resort lending
Loans [Abstract]
Loans	41,837	48,645
Installment
Loans [Abstract]
Loans	630,090	561,805
Allowance for Credit Losses	(4,290)	(3,749)	$ (1,112)	$ (1,283)
Installment | Boat lending
Loans [Abstract]
Loans	252,965	228,140
Installment | Recreational vehicle lending
Loans [Abstract]
Loans	270,673	234,745
Installment | Other
Loans [Abstract]
Loans	$ 106,452	$ 98,920